Business Acquisitions - Summary of Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2012 Pure Ice Acquisition [Member]
Business Acquisition [Line Items]
Intangible assets					$ 43.1
Goodwill	217.9	217.8	194.7	182.7	23.1
Total consideration					$ 66.2